February 9, 2016

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

RE:	Calvert World Values Fund, Inc.
File numbers 811-06563 and 033-45829
Post-Effective Amendment No. 49 under the Securities Act of 1933 and No. 49 under the Investment Company Act of 1940

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, the above registrant is hereby filing a certification that:
(1) the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Section 497 would not have differed from those contained in the most recent registration statement (effective February 1, 2016); and
(2) the text of the most recent registration statement (effective February 1, 2016) has been filed electronically.
If you have questions or require further information, please contact me at 301-657-7045.

Sincerely,
/s/ Lancelot A. King
Lancelot A. King
Associate General Counsel